Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Registrant Name	BGSF, INC.
Entity File Number	001-36704
Entity Tax Identification Number	26-0656684
Entity Address, Address Line One	14901 Quorum Drive,Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Pre-commencement Tender Offer	false
Trading Symbol	BGSF
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock
Entity Emerging Growth Company	false
Written Communications	false
Local Phone Number	692-2400
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Central Index Key	0001474903
Entity Incorporation, State or Country Code	DE